Monetta Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

November 26, 2014

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, DC 20549

Re:	Monetta Trust (the “Trust”)
File Nos.: 033-54822 and 811-07360
Varsity/Monetta Intermediate Bond Fund
(S000006594)

Ladies and Gentlemen:

On behalf of the Trust and its series, Varsity/Monetta Intermediate Bond Fund (the “Fund”), transmitted herewith for filing is the preliminary proxy statement on Schedule 14A (the “Preliminary Proxy Statement”) and related form of proxy voting card.  The Preliminary Proxy Statement contains a request for shareholders to consider and approve an Investment Sub-Advisory Agreement with respect to the Fund.

If you have any questions concerning the foregoing, please contact the undersigned at (414) 765-5586.

Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky, Esq.
Vice President
U.S. Bancorp Fund Services, LLC,
as Administrator for Monetta Trust